Convertible Notes - Additional Information (Detail)	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Paradise Phosphate Pty Limited	Dec. 31, 2012 Financing Costs Paradise Phosphate Pty Limited USD ($)	Dec. 31, 2012 Financing Costs Paradise Phosphate Pty Limited AUD	Jun. 30, 2013 Convertible Notes AUD	Dec. 31, 2012 Convertible Notes AUD	Jun. 30, 2013 Convertible Notes Investment Funds Investment	Dec. 31, 2012 Convertible Notes Investment Funds Investment	Dec. 31, 2012 Convertible Notes Scenario, Previously Reported USD ($)	Dec. 31, 2012 Convertible Notes Scenario, Previously Reported AUD	Apr. 30, 2012 Convertible Notes Scenario, Previously Reported AUD
Short-term Debt [Line Items]
Notes amount	1,183,000		$ 1,200,000				7,500,000	7,500,000					2,500,000
Notes, maturity period from issue date							12 months	12 months
Number of Investment Funds									2	2
Interest at a nominal rate							10.00%	10.00%
Repayment of convertible notes							10,000,000	10,000,000
Repayment due date	Apr. 29, 2013	May 10, 2013					Mar. 10, 2013	Mar. 10, 2013
Cash repayment	16,929,000	17,900,000	18,500,000
Principal amount of notes	10,000,000		10,000,000
Debt instrument rate repayment factor	0.66		0.625	0.66
Interest on notes	5,746,000	6,700,000									883,000	851,000
Accrued financing costs		6,441,000	$ 6,681,000		$ 5,798,000	5,590,000